Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Securities available for sale	$ 197,905	$ 199,613
Other assets	8,209	9,350
Total assets	1,213,191	1,167,546
Liabilities and Shareholders' Equity:
Subordinated debentures	29,427	29,427
Common stock	114,365	114,365
Accumulated deficit	(4,306)	(10,823)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(47)	(4,247)	(1,647)
Total liabilities and shareholders' equity	1,213,191	1,167,546
FCBC [Member]
Assets:
Cash	13,663	32,572	9,291
Securities available for sale	540	449
Investment in bank subsidiary	117,364	111,121
Investment in nonbank subsidiaries	12,605	12,595
Other assets	3,003	5,210
Total assets	147,175	161,947
Liabilities and Shareholders' Equity:
Deferred income taxes and other liabilities	1,839	4,144
Subordinated debentures	29,427	29,427
Preferred stock	23,132	46,316
Common stock	114,365	114,365
Accumulated deficit	(4,306)	(10,823)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(47)	(4,247)
Total liabilities and shareholders' equity	$ 147,175	$ 161,947